Share-Based Compensation	12 Months Ended
May 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
16.	SHARE-BASED COMPENSATION

The following tables summarize information regarding share options and non-vested equity shares (“NES”):

Share options	Shares granted	Grant-date fair value	Exercise price
		US$	US$
Grant date:
February 28, 2006	7,099,500	1.00	2.02
July 21, 2006	1,620,000	1.15	2.38
September 7, 2006	100,000	2.38	3.75
March 5, 2007	3,946,500	4.09	8.75
January 17, 2012	3,060,000	10.33	12.19

Total	15,826,000

NES	Shares granted	Grant-date fair value and intrinsic value
		US$

Grant date:
January 24, 2008	2,720,000	12.75
March 11, 2008	152,000	14.00
July 1, 2008	278,500	13.75
Oct 28, 2008	3,200	12.65
May 15, 2009	205,548	12.75
June 15, 2009	316,200	15.13
May 26, 2010	556,848	21.75
June 10, 2011	811,020	25.11
July 23, 2012	1,956,935	12.19
May 27, 2013	208,590	20.33

Total	7,208,841

In February 2007, October 2007, October 2008, March 2009 and January 2011, the Company transferred 4,000,000, 2,000,000, 3,000,000, 4,000,000 and 3,000,000 common shares, respectively, to its depositary bank, to be issued to employees and non-employees upon the exercise of their vested share options or upon the vesting of non-vested equity shares (“NES”). As of May 31, 2013, 10,187,143 common shares out of these 16,000,000 common shares had been issued to employees and non-employees upon the exercise of their share options and 4,714,486 NES had been issued to employees upon the vesting of their shares. 1,098,371 common shares remain for future issuance.

2006 Share Incentive Plan

On January 20, 2006, the Company adopted 2006 Share Incentive Plan, under which the Company may grant share options to purchase up to 8,000,000 common shares of the Group, to its employees, directors and consultants. The number of common shares available for grant under the 2006 Share Incentive Plan may be increased annually by (i) an additional 5,000,000 shares on January 1, 2007, (ii) an additional 5,000,000 shares on January 1, 2008, and (iii) an annual increase in common shares to be added on the first business day of each calendar year beginning in 2009 equal to the lesser of (x) 3,000,000 shares, (y) two percent (2%) of total common shares outstanding as of such date, or (z) a lesser number of shares as determined by the Group’s management. In the event the aggregate number of shares that may be issued in any given year under all share compensation plans has reached the maximum number of shares allowed in that year, the Company may grant additional awards up to 2,000,000 shares, or extra shares. The number of shares granted in excess of the annual maximum in any given year will result in the reduction of the maximum shares available for grant in the next year.

The exercise price of share options is at least 100% of the fair value of the common shares on the date of the grant. The term of a share option is up to ten years from the date of grant. The share options generally vest over three years at six-month vesting increments per year.

The Company recorded share-based compensation of US$15,045 and US$24,125 US$ 27,242 during the years ended May 31, 2011, 2012 and 2013, respectively.

Share options

A summary of share options activity under 2006 Share Incentive Plan as of May 31, 2011 and 2012 was as follows:

	Number of options	Weighted average exercise prices	Weighted average remaining contractual life	Aggregated intrinsic value
		US$	years	US$

Options outstanding at June 1, 2010	3,492,992	5.40	6.22	61,200

Exercised	(1,235,700)	5.33
Forfeited	(1,800)	2.02

Options outstanding at May 31, 2011	2,255,492	5.44	5.20	53,046

Granted	3,060,000	12.19
Exercised	(179,195)	4.41
Forfeited	—	—

Options outstanding at May 31, 2012	5,136,297	15.34	7.43	57,371

Granted	—	—
Exercised	(734,048)	7.81
Forfeited	(765,000)	12.91

Options outstanding at May 31, 2013	3,637,249	9.27	6.39	47,503

Options vested and expect to vest at May 31, 2013	3,516,436	9.17	6.31	46,278

Options exercisable at May 31, 2013	2,209,249	7.38	4.95	33,023

The total intrinsic value of share options exercised during the years ended May 31, 2011, 2012 and 2013 were $25,114, $4,121 and $7,486, respectively. The weighted average grant date fair value of share options granted during the year ended May 31, 2011, 2012 and 2013 was nil, 10.33 and nil, respectively. As of May 31, 2013, total unrecognized compensation expense relating to unvested share options of $16,412 is expected to be recognized over a weighted average period of 1.63 years.

The fair value of share options granted on January 17, 2012 was estimated on the date of grant using the binomial option pricing model with the following assumptions:

Risk-free interest rate of return	1.83%
Volatility	56%
Dividend yield	0%
Fair value of the underlying ordinary shares	$10.33
Exercise price	$12.19
Exercisable date	1/6 of options vests semi-annually through December 31, 2014
Expiry date	January 17, 2017
Life of option (years)	5
Exercise multiple	2.8
Turnover rate	5.57%
Number of nodes	200

(a)	Volatility

The volatility of the underlying ordinary shares during the life of the share options was estimated based on the Company’s historical stock price volatility over a period commensurate to the expected term of the share options.

(b)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of US$ denominated China international government bonds with a maturity period commensurate with the contractual life of the share options.

(c)	Dividend yield

The dividend yield was estimated based on the Company’s expected dividend distributions during a period commensurate with the contractual life of the share options.

(d)	Exercise price

The exercise price of the share options was determined by the Company’s board of directors, which is generally quoted market price of the Company’s ordinary shares on the date of grant.

(e)	Fair value of underlying ordinary shares

The fair value of the ordinary shares underlying the share options is the quoted market price of the Company’s ordinary shares on the date of grant.

(f)	Life of option

The life of the share option is based on the stated contractual life of the share options.

(g)	Number of nodes

This number divides the life to expiration into a number of equal time slots. It determines the number of level in the binomial tree.

(h)	Exercise multiple

A ratio of the stock price to the contractual strike price at which point it is assumed that the share option will be exercised prior to expiration

(i)	Forfeiture rate

The Company’s estimate based on historical employee turnover.

NES

In June 2009, the Company granted 316,200 NES to employees which vested between November 2009 to August 30, 2010.

In May 2010, the Company granted 556,848 NES to employees which will vest between June 2010 to June 2015.

In June 2011, the Company granted 811,020 NES to employees which will vest between November 2011 to May 2014.

In July 2012, the Company granted 1,956,935 NES to employees which will vest between May 2013 to May 2015.

In May 2013, the Company granted 208,590 NES to employees which will vest on 31 May 2014.

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$

NES outstanding at June 1, 2010	2,052,808	15.57
Vested	(914,080)	13.61
Forfeited	(35,360)	19.93

NES outstanding at May 31, 2011	1,103,368	17.05
Granted	811,020	25.11
Vested	(1,353,548)	20.35
Forfeited	(39,840)	24.25

NES outstanding at May 31, 2012	521,000	20.47
Granted	2,165,525	12.97
Vested	(1,054,962)	15.84
Forfeited	(120,593)	14.40

NES outstanding at May 31, 2013	1,510,970	13.45

NES vested and expect to vest at May 31, 2013	1,410,270	13.47

The total fair value of shares vested during the year ended May 31, 2013 was US$16,709. The weighted average grant date fair value of NES granted during the year ended May 31, 2011, 2012 and 2013 was nil ,US$25.11 and US$12.97 respectively. As of May 31, 2013, total unrecognized compensation expense for NES of US$17,933 is expected to be recognized over a weighted average period of 1.77 years.